Accrued liabilities and other liabilities	12 Months Ended
Dec. 31, 2023
Accrued liabilities and other liabilities
Accrued liabilities and other liabilities
16	Accrued liabilities and other liabilities

Accrued liabilities and other liabilities consist of the following:

	As of December 31,
	2022	2023
Current
Rebates payable to customers	677	841
VAT and other taxes payable	8,597	8,394
Security deposit received from customers	822	789
Accrued employee benefits	10,567	9,690
Accrued professional fees	4,048	3,799
Accrued marketing and hosting expenses	1,257	1,250
Consideration payable (Note 4(b))	3,458	—
Advance from a former non-controlling interest shareholder (Note)	500	—
Others	613	563
	30,539	25,326

Non-current
Deferred other income	368	—
Consideration payable (Note 4(b))	1,703	—
Severance liabilities	—	38
	2,071	38

Note:

As of December 31, 2022, the amount represented an advance from the seller of Optimal, a former non-controlling interest of iClick Cayman, for the purpose of replenishment of working capital of certain subsidiaries of iClick Cayman, which was unsecured, interest-free, and repayable on demand. The amount was fully repaid during the year ended December 31, 2023.